Greenspring Income Opportunities Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 89.8%
COMMUNICATION SERVICES - 6.3%
Cable & Satelite - 2.3%
CCO Holdings LLC
4.000%, 03/01/23 (b)	$350,000	$348,694
5.500%, 05/01/26 (b)	350,000	339,406
5.125%, 05/01/27 (b)	554,000	517,585
Viasat, Inc.
5.625%, 09/15/25 (b)	785,000	729,554
Videotron Ltd.
5.375%, 06/15/24 (b)	618,000	611,282
		2,546,521

Internet Media & Services - 1.4%
Uber Technologies, Inc.
7.500%, 05/15/25 (b)	1,100,000	1,100,805
8.000%, 11/01/26 (b)	398,000	400,178
		1,500,983
Media & Entertainment - 2.2%
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	735,000	744,172
iHeartCommunications, Inc.
8.375%, 05/01/27	350,000	298,371
Nexstar Media, Inc.
5.625%, 07/15/27 (b)	1,245,000	1,144,637
TEGNA, Inc.
4.625%, 03/15/2028	300,000	285,327
		2,472,507
Telecommunication Services - 0.4%
Level 3 Financing, Inc.
4.625%, 09/15/27 (b)	540,000	450,495
TOTAL COMMUNICATION SERVICES		6,970,506

CONSUMER DESCRETIONARY - 22.9%
Apparel & Textiles - 1.0%
Hanesbrands, Inc.
4.625%, 05/15/24 (b)	1,164,000	1,129,263
Auto Components - 1.4%
Dana Financing Luxembourg
5.750%, 04/15/25 (b)	575,000	563,602
Dana, Inc.
5.625%, 06/15/28	100,000	91,147
The Goodyear Tire & Rubber Co.
9.500%, 05/31/25	853,000	877,850
		1,532,599
Automobiles - 1.1%
Jaguar Land Rover Automotive PLC
5.625%, 02/01/23 (b)	1,200,000	1,194,768
Automobile Wholesalers - 1.0%
IAA, Inc.
5.500%, 06/15/27 (b)	997,000	974,143
KAR Auction Services, Inc.
5.125%, 06/01/25 (b)	187,000	182,978
		1,157,121
Casinos & Gaming - 3.2%
Boyd Gaming Corp.
4.750%, 12/01/27	675,000	629,667
Caesars Entertainment, Inc.
6.250%, 07/01/25 (b)	1,023,000	996,101
MGM Resorts International
6.000%, 03/15/23	250,000	249,620
6.750%, 05/01/25	395,000	397,635
Scientific Games International, Inc.
8.625%, 07/01/25 (b)	1,208,000	1,234,482
		3,507,505
Diversified Consumer Services - 1.0%
Graham Holdings Co.
5.750%, 06/01/26 (b)	1,150,000	1,131,698
Homebuilding - 1.0%
Beazer Homes USA, Inc.
6.750%, 03/15/2025	500,000	484,024
Century Communities, Inc.
6.750%, 06/01/2027	685,000	654,760
		1,138,784
Household Durables - 0.7%
Newell Brands, Inc.
4.450%, 04/01/26	500,000	471,498
6.375%, 09/15/27	250,000	248,450
		719,948
Restaurants - 2.8%
Brinker International, Inc.
3.875%, 05/15/2023	55,000	54,755
5.000%, 10/01/2024 (b)	1,007,000	972,199
Dave & Buster's, Inc.
7.625%, 11/01/25 (b)	1,110,000	1,117,170
New Red Finance, Inc. (Restaurant Brands International)
5.750%, 04/15/25 (b)	1,000,000	993,918
		3,138,042
Retail - 3.3%
Academy Ltd.
6.000%, 11/15/27 (b)	750,000	719,104
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 04/01/26 (b)	1,157,000	1,086,524
Sally Holdings LLC
5.625%, 12/01/25	910,000	878,032
Signet UK Finance
4.700%, 06/15/24	1,037,000	1,011,059
		3,694,719
Leisure - 2.6%
Cedar Fair LP
5.500%, 05/01/25 (b)	452,000	447,858
5.375%, 04/15/27	350,000	334,792
6.500%, 10/01/28	225,000	217,973
Six Flags Entertainment Corp.
4.875%, 07/31/24 (b)	1,015,000	978,841
7.000%, 07/01/25 (b)	180,000	181,520
Vail Resorts, Inc.
6.250%, 05/15/25 (b)	740,000	741,273
		2,902,257
Lodging - 3.8%
Arrow Bidco LLC
9.500%, 03/15/24 (b)	1,250,000	1,248,853
Hilton Domestic Operating Co, Inc.
5.375%, 05/01/25 (b)	375,000	372,115
Hilton Worldwide Finance LLC
4.875%, 04/01/27	125,000	119,194
Marriott Ownership Resorts, Inc.
6.125%, 09/15/25 (b)	1,261,000	1,299,624
4.750%, 01/15/28	137,000	119,509
Travel + Leisure Co.
5.650%, 04/01/24	925,000	912,671
6.625%, 07/31/26 (b)	200,000	195,996
		4,267,962
TOTAL CONSUMER DESCRETIONARY		25,514,666

CONSUMER STAPLES - 4.5%
Food & Beverage - 0.4%
Darling Ingredients, Inc.
5.250%, 04/15/27 (b)	518,000	499,383
Food & Staples Retailing - 1.9%
Albertsons Cos., Inc.
7.500%, 03/15/26 (b)	500,000	511,385
5.875%, 02/15/28 (b)	533,000	507,629
US Foods, Inc.
6.250%, 04/15/25 (b)	1,087,000	1,077,394
		2,096,408
Household & Personal Products - 2.2%
Coty, Inc.
5.000%, 04/15/26 (b)	950,000	902,179
6.500%, 04/15/26 (b)	485,000	466,352
Spectrum Brands, Inc.
5.750%, 07/15/25	597,000	591,131
5.000%, 10/01/29 (b)	550,000	476,881
		2,436,543
TOTAL CONSUMER STAPLES		5,032,334

ENERGY - 5.2%
Energy and Equipment Services - 0.3%
Weatherford International Ltd.
11.000%, 12/01/24 (b)	285,000	291,776
Energy Midstream - 1.8%
Antero Midstream Partners LP
7.875%, 05/15/26 (b)	1,000,000	1,013,701
New Fortress Energy, Inc.
6.750%, 09/15/25 (b)	1,100,000	1,042,932
		2,056,633
Exploration and Production - 3.1%
Carrizo Oil & Gas, Inc.
8.250%, 07/15/25	600,000	600,756
Chesapeake Energy Corp.
5.500%, 02/01/26 (b)	1,044,000	1,008,791
PDC Energy, Inc.
6.125%, 09/15/24	1,152,000	1,147,415
5.750%, 05/15/26	263,000	251,481
SM Energy Co.
5.625%, 06/01/25	500,000	480,770
		3,489,213
TOTAL ENERGY		5,837,622

FINANCIALS - 3.6%
Consumer Finance - 1.8%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	725,000	683,262
6.625%, 03/15/26	153,000	145,256
OneMain Financial Corp.
5.625%, 03/15/23	500,000	498,945
6.125%, 03/15/24	748,000	725,186
		2,052,649
Investment Banking & Brokerage - 0.7%
Stonex Group, Inc.
8.625, 06/15/25 (b)	750,000	758,812
Specialty Insurance - 1.1%
Enact Holdings, Inc
6.500%, 08/15/25 (b)	1,000,000	983,080
Radian Group, Inc.
4.500%, 10/01/24	253,000	244,469
		1,227,549
TOTAL FINANCIALS		4,039,010

HEALTHCARE - 6.5%
Healthcare Equipment & Supplies - 0.5%
Teleflex, Inc.
4.625%, 11/15/27	550,000	525,146
Healthcare Providers & Services - 4.3%
Acadia Healthcare Co., Inc.
5.500%, 07/01/228 (b)	860,000	817,086
Adapthealth LLC
6.125%, 08/01/28 (b)	1,197,000	1,102,071
Encompass Health Corp.
5.750%, 09/15/25	1,100,000	1,088,666
Select Medical Corp.
6.250%, 08/15/26 (b)	1,100,000	1,048,179
Tenet Healthcare Corp.
4.875%, 01/01/26 (b)	813,000	770,458
		4,826,460
Life Sciences Tools and Services - 1.4%
Avantor Funding, Inc.
4.625%, 07/15/28 (b)	500,000	455,360
IQVIA, Inc.
5.000%, 10/15/26 (b)	1,145,000	1,095,821
		1,551,181
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.
5.772%, 08/28/23	350,000	347,865
TOTAL HEALTHCARE		7,250,652

INDUSTRIALS - 18.3%
Aerospace & Defense - 1.7%
Maxar Technologies, Inc.
7.750%, 06/15/27 (b)	676,000	702,609
TransDigm, Inc.
8.000%, 12/15/25 (b)	450,000	457,645
6.250%, 03/15/26 (b)	597,000	590,069
6.375%, 06/15/26	158,000	153,958
		1,904,281
Building Products - 2.4%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (b)	965,000	901,382
Griffon Corp.
5.750%, 03/01/28	1,128,000	1,033,869
JELD-WEN, Inc.
6.250%, 05/15/25 (b)	375,000	353,362
4.625%, 12/15/25 (b)	500,000	419,440
		2,708,053
Commercial Services and Supplies - 4.7%
Aramark Services, Inc.
6.375%, 05/01/25 (b)	1,377,000	1,362,872
Matthews International Corp.
5.250%, 12/01/25 (b)	1,165,000	1,098,741
Prime Security Services LLC (ADT)
5.250%, 04/15/24 (b)	1,370,000	1,348,121
Stericycle, Inc.
5.375%, 07/15/24 (b)	1,403,000	1,384,291
		5,194,025
Engineering and Construction - 1.9%
Picasso Finance Sub, Inc. (Willscot Mobile Mini)
6.125%, 06/15/25 (b)	1,154,000	1,144,249
Pike Corp.
5.500%, 09/01/28 (b)	1,132,000	991,485
		2,135,734
Electrical Equipment & Instruments - 0.8%
EnerSys
5.000%, 04/30/23 (b)	902,000	901,495
Environmental Services - 1.8%
Clean Harbors, Inc.
4.875%, 07/15/27 (b)	900,000	854,298
GFL Environmental, Inc.
4.250%, 06/01/25 (b)	750,000	717,687
5.125%, 12/15/25 (b)	470,000	450,231
		2,022,216
Machinery - 1.8%
EnPro Industries, Inc.
5.750%, 10/15/26	1,012,000	986,396
Stevens Holding Co, Inc.
6.125%, 10/01/26 (b)	998,000	1,002,212
		1,988,608
Trading Companies & Distribution - 2.9%
Herc Holdings, Inc.
5.500%, 07/15/27 (b)	1,139,000	1,064,714
Univar Solutions USA, Inc.
5.125%, 12/01/27 (b)	1,000,000	950,070
WESCO Distribution, Inc.
7.125%, 06/15/25 (b)	594,000	602,739
7.250%, 06/15/28 (b)	650,000	659,892
		3,277,415
Transportation - 0.3%
XPO Escrow Sub LLC
7.500%, 11/15/2027 (b)	350,000	354,627
TOTAL INDUSTRIALS		20,486,454

INFORMATION TECHNOLOGY - 3.5%
Software & Services - 3.4%
ACI Worldwide, Inc.
5.750%, 08/15/26 (b)	1,056,000	1,027,535
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (b)	915,000	859,648
NortonLifeLock, Inc.
5.000%, 04/15/25 (b)	989,000	964,246
6.750%, 09/30/27 (b)	410,000	402,333
PTC, Inc.
3.625%, 02/15/25 (b)	500,000	477,003
		3,730,765
Technology & Hardware - 0.1%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	15,000	15,025
4.250%, 04/01/28	125,000	115,262
		130,287
TOTAL INFORMATION TECHNOLOGY		3,861,052

MATERIALS - 12.2%
Chemicals - 3.5%
Avient Corp.
5.750%, 05/15/25 (b)	1,250,000	1,220,900
Axalta Coating Systems LLC
4.750%, 06/15/27 (b)	1,300,000	1,203,735
Celanese US Holdings LLC
5.900%, 07/05/24	1,000,000	1,000,271
H.B. Fuller Co.
4.250%, 10/15/28	260,000	230,988
Scotts Miracle-Gro Co.
5.250%, 12/15/26	250,000	237,322
		3,893,216
Construction Materials - 0.5%
Summit Materials LLC
6.500%, 3/15/27 (b)	555,000	544,839
Metals and Mining - 5.5%
Allegheny Ludlum
6.950%, 12/15/25	750,000	748,549
Arconic Corp.
6.000%, 05/15/25 (b)	1,244,000	1,226,082
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	836,000	839,528
5.875%, 06/01/27	258,000	246,917
Compass Minerals International, Inc.
4.875%, 07/15/24 (b)	1,408,000	1,362,310
First Quantum Minerals Ltd.
6.500%, 03/01/24 (b)	1,114,000	1,091,442
7.500%, 04/01/25 (b)	605,000	590,117
		6,104,945
Packaging and Containers -2.7%
Berry Global, Inc.
4.500%, 02/15/26 (b)	440,000	421,085
4.875%, 07/15/26 (b)	677,000	653,339
Crown Americas LLC
4.750%, 02/01/26	250,000	243,118
Graphic Packaging International LLC
4.125%, 8/15/24	450,000	442,811
Pactiv Evergreen Group
4.000%, 10/15/27 (b)	250,000	222,163
Tenneco Packaging
7.950%, 12/15/25	1,026,000	992,558
		2,975,074
TOTAL MATERIALS		13,518,074

REAL ESTATE - 4.5%
Real Estate Investment Trusts - 0.5%
Newmark Group, Inc.
6.125%, 11/15/23	550,000	545,678

Real Estate Management and Services - 4.0%
Iron Mountain, Inc.
4.875%, 09/15/27 (b)	1,163,000	1,071,390
iStar, Inc.
4.750%, 10/01/24	670,000	666,120
5.500%, 02/15/26	933,000	932,207
MPT Operating Partnership LP
5.250%, 08/01/26	1,000,000	912,405
Starwood Property Trust, Inc.
5.500%, 11/01/23 (b)	917,000	910,406
		4,492,528
TOTAL REAL ESTATE		5,038,206

UTILITIES - 2.3%
Utilities - 2.3%
NextEra Energy Operating Partners LP
4.250%, 07/15/24 (b)	695,000	675,284
NRG Energy, Inc.
6.625%, 01/15/27	935,000	928,623
Vistra Operations Co LLC
5.500%, 09/01/26 (b)	502,000	484,454
5.625%, 02/15/27 (b)	500,000	475,431
TOTAL UTILITES		2,563,792
TOTAL CORPORATE BONDS (Cost $102,394,214)		100,112,368

CONVERTIBLE BONDS - 2.5%
FINANCIALS - 0.6%
Commercial Banks and Thrifts - 0.6%
Hope Bancorp, Inc.
2.000%, 05/15/2038	713,000	700,166
TOTAL FINANCIALS		700,166

HEALTH CARE - 0.4%
Health Care Equipment and Supplies - 0.4%
Haemonetics Corp.
0.000%, 03/01/2026 (c)	510,000	423,963
TOTAL HEALTH CARE

REAL ESTATE - 1.5%
Real Estate Investment Trusts - 1.5%
Blackstone Mortgage Trust, Inc.
4.750%, 03/15/2023	711,000	704,334
DigitalBridge Group, Inc.
5.000%, 04/15/2023	934,000	924,660
TOTAL REAL ESTATE		1,628,994
TOTAL CONVERTIBLE BONDS (Cost $2,758,149)		2,753,123

	Shares
SHORT-TERM INVESTMENTS - 6.3%
MONEY MARKET FUDS - 6.3%
First American Treasury Obligations Fund, 4.20% (a)	4,913,474	4,913,474
Invesco Treasury Portfolio, 4.20% (a)	2,124,276	2,124,276
TOTAL SHORT-TERM INVESTMENTS (Cost $7,037,750)		7,037,750
TOTAL INVESTMENTS (Cost $112,190,113) - 98.6%		109,903,241
Other Assets in Excess of Liabilities - 1.4%		1,590,178
TOTAL NET ASSETS - 100.0%		$111,493,419

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	The rate shown represents the fund's 7-day yield as of December 31, 2022.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $74,696,871 which represents 67.0% of total net assets.
(c)	Zero Coupon Bond.

Summary of Fair Value Measurements at December 31, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	100,112,368	-	100,112,368
Convertible Bonds	-	2,753,123	-	2,753,123
Short-Term Investments	7,037,750	-	-	7,037,750
Total Investments in Securities	$7,037,750	$102,865,491	$-	$109,903,241

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.